SCHEDULE OF POTENTIAL DILUTIVE SECURITIES (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	511,028,567	321,496,788	1,614,615,250	734,273,761
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	178,333,333	70,000,000	170,000,000	20,000,000
Common Stock Equivalent of Series B Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	488,000	488,000	488,000	488,000
Common Stock Equivalent of Series C Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		140		140
Common Stock Equivalent of Series D Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	500,000	500,000	500,000,000	500,000,000
Common Stock Issuable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	170,000,000	170,000,000	170,000,000	170,000,000
Restricted Commmon Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total			8,100,000	10,085,140
Common Stock on Convertible Debentures and Accrued Interest [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	161,707,234	80,508,648	766,027,250	33,700,481